Note 12 - Accumulated Deficit During Development Stage	12 Months Ended
Jun. 30, 2026
Statement Line Items [Line Items]
Disclosure of accumulated deficit during development stage [text block]

12. ACCUMULATED DEFICIT DURING DEVELOPMENT STAGE

	Years Ended June 30,
	2026	2025	2024

Balance at beginning of year	225,888,680	214,161,131	195,130,889
Net loss for the year	23,400,949	12,147,828	19,123,464
Reclassify expired options from reserves	(3,705,344)	(326,544)	-
Reclassify forfeited options from reserves	-	(93,735)	(93,222)
Balance at end of year	245,584,285	225,888,680	214,161,131